Employee Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Employee Benefits [Line Items]
Deferred contingent consideration percentage	39.00%
Short term amount	$ 344	$ 1,120
Long term amount	289	274
Qualifying insurance policies	17,109	$ 12,913
Increase defined benefit obligation	235
Contributions to be paid	$ 715
Weighted-average benefit	13 years 10 months 24 days	13 years 7 months 6 days
Other expenses	$ 2,147
Other payables	$ 1,488
Active [Member]
Employee Benefits [Line Items]
Percentage of benefit liability	95.00%	95.00%
Pensioners [Member]
Employee Benefits [Line Items]
Percentage of benefit liability	5.00%	5.00%